Balance Sheets (Angels of Mercy, Inc., USD $)	Dec. 31, 2012
Angels of Mercy, Inc.
Current Assets:
Cash and cash equivalents	$ 18,420
Accounts receivable (net of allowance of $3,000)	225,593
Inventory
Prepaid expenses and other current assets	(75)
Total current assets	243,938
Property and equipment (net of accumulated depreciation of $67,508)	30,079
Total assets	274,017
Current liabilities:
Line of credit payable	22,100
Accounts payable and accrued expenses	86,510
Total current liabilities	108,610
Total liabilities	108,610
Stockholders' equity:
Common stock, par value $1.00 per share; 1,000 shares authorized;1,000 and 1,000 shares issued and outstanding at December 31, 2012	1,000
Additional paid-in capital	14,368
Accumulated earnings	150,039
Total stockholders' equity	165,407
Total liabilities and stockholders' equity	$ 274,017